Dividends	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Dividends
11.	DIVIDENDS
	2017 final dividend of 50 SA cents per share (2016: 60 SA cents and 2015: 21 SA cents) declared on 13 February 2018.	34.7	37.5	10.6
	2018 interim dividend of 20 SA cents was declared during 2018 (2017: 40 SA cents and 2016: 50 SA cents).	10.8	25.3	28.6
	A final dividend in respect of the financial year ended 31 December 2018 of 20 SA cents per share was approved by the Board of Directors on 13 February 2019. This dividend payable is not reflected in these consolidated financial statements.
	Dividends are subject to dividend withholding tax.

	Total dividends	45.5	62.8	39.2

	Dividends per share – cents	6	8	5